Document and Entity Information	Oct. 10, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 10, 2022
Entity Registrant Name	TURMERIC ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39624
Entity Tax Identification Number	98-1555727
Entity Address, Address Line One	450 Kendall St
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	425-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823524
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TMPMU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TMPMW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TMPM
Security Exchange Name	NASDAQ